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                THE DIRECTOR SOLUTION PLUS (SERIES I AND IR)
                            SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY

                             FILE NO. 333-91925



       SUPPLEMENT DATED DECEMBER 6, 2002 TO THE PROSPECTUS DATED AUGUST 5, 2002
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                  SUPPLEMENT DATED DECEMBER 6, 2002 TO YOUR PROSPECTUS


If the application or order request for your Contract is received by Hartford on or after December 12, 2002, you cannot allocate any Premium Payments or transfer any Contract Value to the Fixed Accumulation Feature until further notice.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


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